Derivative Instruments and Hedging Activities - balance sheet location (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Jun. 28, 2014
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	$ 0.4	$ 2.8
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	11.0	9.0
Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0.4	2.8
Designated as Hedging Instrument [Member] | Accrued Liabilities [Member] | Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	4.1	0.7
Designated as Hedging Instrument [Member] | Other Noncurrent Liabilities [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	6.9	8.3
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	2.4	0.1
Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0.7	0.3
Not Designated as Hedging Instrument [Member] | Other Current Assets [Member] | Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0.7	0.3
Not Designated as Hedging Instrument [Member] | Accrued Liabilities [Member] | Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 2.4	$ 0.1